Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000256461 | Multiperil - U.S.
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000256461 | Wind Storm - U.S. Multistate
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000256461 | Earthquake - California
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000256461 | Wild Fire - California
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256461 | Flood - U.S.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256461 | Health - U.S.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000256463 | Multiperil - U.S.
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000256463 | Wind Storm - U.S. Multistate
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000256463 | Earthquake - California
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000256463 | Wild Fire - California
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256463 | Flood - U.S.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256463 | Health - U.S.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000256464 | Multiperil - U.S.
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000256464 | Wind Storm - U.S. Multistate
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000256464 | Earthquake - California
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000256464 | Wild Fire - California
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256464 | Flood - U.S.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256464 | Health - U.S.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000256513 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256513 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256513 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256513 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256513 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256513 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256513 | ConocoPhillips Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256513 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256513 | Morgan Stanley_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256513 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256513 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256513 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256513 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256513 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256513 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256513 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256513 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000256513 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256513 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000256513 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000256509 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256509 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256509 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256509 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256509 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256509 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256509 | ConocoPhillips Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256509 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256509 | Morgan Stanley_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256509 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256509 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256509 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256509 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000256509 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256509 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000256509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000256510 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256510 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256510 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256510 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256510 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256510 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256510 | ConocoPhillips Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256510 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256510 | Morgan Stanley_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256510 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256510 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256510 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256510 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256510 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256510 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256510 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256510 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000256510 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256510 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000256510 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000256511 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256511 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256511 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256511 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256511 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256511 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256511 | ConocoPhillips Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256511 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256511 | Morgan Stanley_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256511 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256511 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256511 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256511 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000256511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256511 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000256511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000256512 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256512 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256512 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256512 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256512 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256512 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256512 | ConocoPhillips Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256512 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256512 | Morgan Stanley_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256512 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256512 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256512 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256512 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000256512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000256512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000256507 | DBS Group Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256507 | ASR Nederland NV_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256507 | Citizens Financial Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256507 | BP PLC_
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256507 | Dominion Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256507 | Sino Land Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256507 | Aviva PLC_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256507 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256507 | Eversource Energy_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256507 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000256507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256507 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000256507 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000256507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000256507 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256506 | DBS Group Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256506 | ASR Nederland NV_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256506 | Citizens Financial Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256506 | BP PLC_
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256506 | Dominion Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256506 | Sino Land Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256506 | Aviva PLC_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256506 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256506 | Eversource Energy_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256506 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000256506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256506 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000256506 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256506 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000256506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000256506 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256508 | DBS Group Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256508 | ASR Nederland NV_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256508 | Citizens Financial Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256508 | BP PLC_
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256508 | Dominion Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256508 | Sino Land Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256508 | Aviva PLC_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256508 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256508 | Eversource Energy_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256508 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000256508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256508 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000256508 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000256508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000256508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256505 | DBS Group Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256505 | ASR Nederland NV_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256505 | Citizens Financial Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256505 | BP PLC_
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256505 | Dominion Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256505 | Sino Land Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256505 | Aviva PLC_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256505 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256505 | Eversource Energy_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000256505 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000256505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256505 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000256505 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256505 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000256505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256505 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000256505 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256549 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256549 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000256549 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256549 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256550 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256550 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000256550 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256550 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256548 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256548 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000256548 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256548 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256543 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256543 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256543 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000256543 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000256544 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256544 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256544 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000256544 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000256542 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256542 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256542 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000256542 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000256484 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256484 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256484 | Coterra Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256484 | Western Digital Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256484 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256484 | Chord Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256484 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256484 | Dover Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256484 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256484 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256484 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256484 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256484 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256484 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000256484 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000256484 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000256484 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256484 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000256484 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256484 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256485 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256485 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256485 | Coterra Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256485 | Western Digital Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256485 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256485 | Chord Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256485 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256485 | Dover Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256485 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256485 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256485 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256485 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256485 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256485 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000256485 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000256485 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000256485 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256485 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000256485 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256485 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256486 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256486 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256486 | Coterra Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256486 | Western Digital Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256486 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256486 | Chord Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256486 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256486 | Dover Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256486 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256486 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256486 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256486 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256486 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256486 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000256486 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000256486 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000256486 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256486 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000256486 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256486 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256487 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256487 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256487 | Coterra Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256487 | Western Digital Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256487 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256487 | Chord Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256487 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256487 | Dover Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256487 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256487 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256487 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256487 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256487 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256487 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000256487 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000256487 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000256487 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256487 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000256487 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256487 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%